Non-cash stock-based compensation - Additional Information (Detail)				6 Months Ended
	Jun. 23, 2025 shares	Mar. 13, 2025 shares	Jan. 30, 2025 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life, share option granted				10 years
Percentage of market value				100.00%
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	4 years	4 years
Vesting period, years				4 years
Share-based compensation expense				$ 2,000,000	$ 1,200,000
Number of equity instruments granted in share-based payment arrangement	205,600	1,866,150		6,193,533	2,914,188
Stock options [member] | Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	3 years		3 years
Number of equity instruments granted in share-based payment arrangement | shares	270,500		3,851,783
Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years				3 years
Share-based compensation expense				$ 200,000	$ 500,000
Number of other equity instruments granted in share-based payment arrangement				0	41,990
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense				$ 0	$ 0
Number of equity instruments granted in share-based payment arrangement				0	0